SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - ¥ / shares		12 Months Ended
	Sep. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning		54,826	51,290	51,255
Weighted Average Exercise Price, Outstanding Beginning		¥ 7,985	¥ 8,971	¥ 8,940
Weighted Average Remaining Contractual Term		1 year 4 months 2 days	2 years 4 months 24 days	2 years 6 months 7 days	3 years 6 months 3 days
Number of Options, Granted		2,851	5,771	50
Weighted Average Exercise Price, Granted	¥ 800	¥ 64,103	¥ 1	¥ 48,060
Weighted Average Remaining Contractual Term, Granted			10 years	9 years 7 months 2 days
Number of Options, Forfeited/cancelled		(1,619)	(635)	(15)
Weighted Average Exercise Price, Forfeited/cancelled		¥ 113,443	¥ 14,500	¥ 33,320
Number of Options, Exercised		(2,780)	(1,600)
Weighted Average Exercise Price, Exercised		¥ 4,317	¥ 8,225
Weighted Average Remaining Contractual Term, Vested and exercisable		7 months 9 days	4 years 3 months
Number of Options, Outstanding Ending		53,278	54,826	51,290	51,255
Weighted Average Exercise Price, Outstanding Ending		¥ 7,975	¥ 7,985	¥ 8,971	¥ 8,940
Number of Options, Vested and exercisable Ending		48,787
Weighted Average Exercise Price, Vested and exercisable Ending		¥ 8,709